Restructuring (Tables)	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Restructuring Cost and Reserve [Line Items]
Summary of restructuring reserve activity

	Balance at December 26, 2010	Provision	Payments	Balance at December 25, 2011
Vessel leases, net of estimated sublease(1)	$—	$81,865	$(4,805)	$77,060
Rolling stock per-diem and lease termination costs	—	11,666	(1,745)	9,921
Personnel related costs	—	5,496	(166)	5,330
Facility leases	—	187	(52)	135

Total	$—	$99,214	$(6,768)	$92,446

(1)	On April 5, 2012, the Company entered into an agreement to terminate these vessel leases. See Note 18 for additional details.

Personnel related costs [Member]
Restructuring Cost and Reserve [Line Items]
Summary of restructuring reserve activity

	Balance at December 25, 2011	Provision	Payments	Balance at June 24, 2012
Personnel related costs	$233	$—	$(209)	$24

	Balance at December 26, 2010	Payments	Adjustments	Balance at December 25, 2011
Personnel related costs	$2,032	$(1,799)	$—	$233
Other associated costs	10	(10)	—	—

Total	$2,042	$(1,809)	$—	$233